Related Party Transactions - Income (Expenses) With Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Net income / (expenses)	$ (823)	$ (572)	$ (1,714)	$ (1,138)
Luna Pool Agency Limited [Member]
Related Party Transaction [Line Items]
Net income / (expenses)	(17)	(18)	(17)	(36)
Ocean Yield Malta Limited [Member]
Related Party Transaction [Line Items]
Net income / (expenses)	(774)	(370)	(1,589)	(654)
Ultranav Business Support ApS [Member]
Related Party Transaction [Line Items]
Net income / (expenses)	(32)	(54)	(108)	(303)
Naviera Ultranav Limitada [Member]
Related Party Transaction [Line Items]
Net income / (expenses)	0	0	0	(15)
Norton Lilly International Inc. [Member]
Related Party Transaction [Line Items]
Net income / (expenses)	$ 0	$ (130)	$ 0	$ (130)